Related Parties - Additional Information (Detail)			12 Months Ended
	Jun. 14, 2018 $ / shares shares	May 22, 2018 shares	Dec. 31, 2018 USD ($) Agreement shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 € / shares
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits | $			$ 5,700,000	$ 3,600,000	$ 2,400,000
Key management personnel compensation, share-based payments in shares			90,000
Key management personnel non-cash stock-based compensation expense recognized | $			$ 100,000
Calyxt Inc [member] | Cellectis [member]
Disclosure of transactions between related parties [line items]
Purchase of common stock		550,000
Purchase of common stock	63,175
Purchase of common shares price per share | $ / shares	$ 19.49
Restricted Stock Units [member] | Calyxt Inc [member]
Disclosure of transactions between related parties [line items]
Purchase of common stock	2,352
Restricted Stock Units [member] | Calyxt Inc [member] | Cellectis [member]
Disclosure of transactions between related parties [line items]
Purchase of common stock	1,470
Purchase of common shares price per share | $ / shares	$ 19.49
Mr. Godard [member]
Disclosure of transactions between related parties [line items]
Number of service agreements | Agreement			2
Compensation paid for consultancy services | $			$ 70,000	38,000	37,000
Transactions with related parties, amount outstanding | $			$ 0	$ 0	$ 0
Mr. Godard [member] | Non-Employee Warrant One [member]
Disclosure of transactions between related parties [line items]
Number of non-employee warrants exercisable to obtain shares			220,175
Number of shares to be obtained upon exercise of warrants			50,000
Number of shares to be obtained upon exercise of warrants, strike price | € / shares						€ 38.45
Mr. Godard [member] | Non-Employee Warrant Two [member]
Disclosure of transactions between related parties [line items]
Number of non-employee warrants exercisable to obtain shares			50,000
Number of shares to be obtained upon exercise of warrants			50,000
Number of shares to be obtained upon exercise of warrants, strike price | € / shares						28.01
Mr. Godard [member] | Non-Employee Warrant Three [member]
Disclosure of transactions between related parties [line items]
Number of non-employee warrants exercisable to obtain shares			40,175
Number of shares to be obtained upon exercise of warrants			40,175
Number of shares to be obtained upon exercise of warrants, strike price | € / shares						27.37
Mr. Godard [member] | Non-Employee Warrant Four [member]
Disclosure of transactions between related parties [line items]
Number of non-employee warrants exercisable to obtain shares			40,000
Number of shares to be obtained upon exercise of warrants			40,175
Number of shares to be obtained upon exercise of warrants, strike price | € / shares						24.34
Mr. Godard [member] | Non Employee Warrant Five [member]
Disclosure of transactions between related parties [line items]
Number of non-employee warrants exercisable to obtain shares			40,000
Number of shares to be obtained upon exercise of warrants			40,000
Number of shares to be obtained upon exercise of warrants, strike price | € / shares						€ 18.68